FINANCIAL RISK MANAGEMENT - Quantitative Data About Entity's Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	$ 1.1	$ 5.0
Effect on other comprehensive income, before tax	0.5	1.2
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	1.1	1.9
Effect on other comprehensive income, before tax	0.0	0.0
C$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	5.1	2.9
Effect on other comprehensive income, before tax	0.0	0.0
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings before tax	2.6	5.6
Effect on other comprehensive income, before tax	$ 0.1	$ 0.0